General (Details) $ / shares in Units, $ in Thousands	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 ₪ / shares	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 26, 2020 $ / shares	Dec. 31, 2019 USD ($)
General (Textual)
Aggregate of ordinary shares | (per share)	$ 10	₪ 0.40	$ 3,093,750	$ 8
Accumulated deficit	$ (29,508)				$ (25,673)
Cash			$ 24,750
Purchase of warrants (in Shares) | shares			2,093,750